Summary of Significant Accounting Policies - Schedule of Amounts and Balances of BGY Education Investment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2017 USD ($)
Current assets
Cash and cash equivalents	¥ 1,883,000		¥ 356,018	¥ 240,684	$ 285,788
Restricted cash	13,662		6,433	3,564	2,074
Held-to-maturity investments	6,390		30,500		970
Accounts receivable	20		2,066		3
Amounts due from related parties	7,940		138,091		1,205
Other receivables, deposits and other assets	30,535		29,348		4,634
Inventories	8,598		9,580		1,305
Total current assets	1,950,145		572,036		295,979
Property and equipment, net	423,344		431,377		64,252
Land use right, net	34,694		35,667		5,266
Goodwill	104,035		102,332		15,790
Prepayment for construction contract	5,490		2,421		833
Deferred tax assets, net	25,337		26,942		3,845
Other non-current assets	43,660		44,627		6,626
TOTAL ASSETS	2,686,632		1,239,232		407,757
Current liabilities
Accounts payable	(50,899)		(63,605)		(7,725)
Amounts due to related parties	(76,433)		(66,855)		(11,600)
Accrued expenses and other current liabilities	(272,479)		(201,019)		(41,355)
Income tax payable	(40,387)		(16,169)		(6,130)
Current portion of deferred revenue	(761,876)		(664,201)		(115,632)
Total current liabilities	(1,202,074)		(1,011,849)		(182,442)
Deferred tax liabilities, net	(5,294)		(5,924)		(803)
Deferred revenue			(1,202)
Other non-current liabilities	(59,806)		(58,696)		(9,077)
TOTAL LIABILITIES	(1,267,174)		(1,077,671)		$ (192,322)
Total revenue	1,328,367	$ 201,610	1,040,329	745,850
Net (loss) income	191,809	29,112	2,916	(39,912)
Net cash provided by operating activities	464,919	70,562	360,658	134,887
Net cash (used in) provided by investing activities	(55,725)	(8,457)	32,086	(154,381)
Net cash provided by (used in) financing activities	1,161,511	176,286	(274,541)	115,614
Cash and cash equivalents, and restricted cash at beginning of the year	362,451	55,010	244,248	148,128
Cash and cash equivalents, and restricted cash at end of the year	1,896,662	$ 287,862	362,451	244,248
BGY Education Investment
Current assets
Cash and cash equivalents	777,964		355,830
Restricted cash	13,662		6,433
Held-to-maturity investments	6,390		30,500
Accounts receivable	20		2,066
Amounts due from related parties	7,940		138,091
Other receivables, deposits and other assets	26,307		28,996
Inventories	8,598		9,580
Total current assets	840,881		571,496
Property and equipment, net	412,849		431,324
Land use right, net	34,694		35,667
Intangible assets, net	21,177		23,702
Goodwill	104,035		102,332
Prepayment for construction contract	5,490		2,421
Deferred tax assets, net	25,337		26,942
Other non-current assets	43,660		44,627
TOTAL ASSETS	1,488,123		1,238,511
Current liabilities
Accounts payable	(50,899)		(63,605)
Amounts due to related parties	(62,138)		(64,988)
Accrued expenses and other current liabilities	(255,859)		(200,092)
Income tax payable	(13,958)		(16,169)
Current portion of deferred revenue	(761,876)		(664,201)
Total current liabilities	(1,144,730)		(1,009,055)
Deferred tax liabilities, net	(5,294)		(5,924)
Deferred revenue			(1,202)
Other non-current liabilities	(59,806)		(58,696)
TOTAL LIABILITIES	(1,209,830)		(1,074,877)
Total revenue	1,320,421		1,040,329	745,850
Net (loss) income	34,447		3,530	(39,912)
Net cash provided by operating activities	466,704		207,501	134,887
Net cash (used in) provided by investing activities	(38,909)		182,783	(154,381)
Net cash provided by (used in) financing activities	1,568		(272,269)	115,614
Net increase in cash and cash equivalent	429,363		118,015	96,120
Cash and cash equivalents, and restricted cash at beginning of the year	362,263		244,248	148,128
Cash and cash equivalents, and restricted cash at end of the year	¥ 791,626		¥ 362,263	¥ 244,248